Short-Term Borrowings (Tables)	12 Months Ended
Dec. 31, 2011
Short-Term Borrowings [Abstract]
Federal Funds Purchased And Securities Sold Under Agreements To Repurchase Commercial Paper Trading Liabilities And Other Short-Term Borrowings

(Dollars in thousands)	Federal Funds Purchased and Securities Sold Under Agreements to Repurchase	Trading Liabilities	Other Short-term Borrowings

2011
Average balance	$2,159,933	$609,772	$290,344
Year-end balance	1,887,052	347,285	172,550
Maximum month-end outstanding	2,631,628	709,642	643,094
Average rate for the year	.23%	2.45%	.29%
Average rate at year-end	.23	2.34	.08

2010
Average balance	$2,615,536	$547,377	$227,772
Year-end balance	2,114,908	361,920	180,735
Maximum month-end outstanding	3,046,201	654,748	693,512
Average rate for the year	.24%	3.30%	.56%
Average rate at year-end	.22	3.01	.18

2009
Average balance	$2,486,296	$536,161	$2,662,989
Year-end balance	2,874,353	293,387	761,758
Maximum month-end outstanding	2,874,353	565,858	4,734,718
Average rate for the year	.21%	3.89%	.29%
Average rate at year-end	.17	4.13	.17